UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                  ANNUAL REPORT
                                OCTOBER 31, 2005




                                [GRAPHIC OMITTED]
                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Fund Overview......................................1

Statement of Net Assets........................... 4

Statement of Operations.......................... 12

Statement of Changes in Net Assets............... 13

Financial Highlights............................. 14

Notes to Financial Statements.................... 15

Report of Independent Registered
   Public Accounting Firm.........................19

Trustees and Officers of The
   Advisors' Inner Circle Fund................... 20

Disclosure of Fund Expenses.......................24

Shareholder Voting Results........................25




The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.

FUND OVERVIEW
--------------------------------------------------------------------------------

OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                 INVESTMENT GOAL
--------------------------------------------------------------------------------
              To approximate, before fund expenses, the investment
                          results of the S&P 500 Index
--------------------------------------------------------------------------------
                                 INCEPTION DATE
--------------------------------------------------------------------------------
                             Class I - March 1, 2000
                            Class II - March 27, 2000
--------------------------------------------------------------------------------
                                  TICKER SYMBOL
--------------------------------------------------------------------------------
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED OCTOBER 31, 2005

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ended October 31, 2005, the United Association S&P 500 Index Fund, Class I Shares returned a total of 8.61%. The Fund attempts to track the performance of the S&P 500 Index, which returned 8.72% over the same period.

FACTORS AFFECTING PERFORMANCE

The S&P 500 Index ended 2004 by rising 7.6% during November and December. However, further attempts to advance in 2005 were contained by fears of inflation. The Federal Reserve raised interest rates in an attempt to control inflation, but not derail the economic recovery that began in 2003. Energy prices, the main cause of the inflation worry, continued to rise and exploded higher as the United States experienced the worst Atlantic hurricane season on record.

Gross domestic product growth was expected to slow from its previous level of 4% as evidence of accelerating inflation and weaker corporate profits was seen in underlying reports. Interest rate increases eventually would spell the end of using mortgage refinancing to fund consumers' urge to spend. Rising energy prices would act as an additional tax by leaving less discretionary funds in their pockets. With the consumer counting for two-thirds of the economy, weaker consumer consumption meant weaker growth.

The economy showed some resilience through September with growth around 3.7%, despite parts of the scenario of a weakened consumer playing out. Measures of the slowing economy showed in the consumer discretionary sector of the index, where the domestic automobile industry was forced to deal with impending union contract negotiations, pension plan liabilities, and a lack of demand for its autos due to the discontinuation of customer incentives. The consumer discretionary sector returned -0.66% and was the worst performing sector for the 12 months ended 10/31/2005.

For the second year in a row, the best performing sector was energy (+30%). The price of a barrel of oil peaked near $70 as hurricanes Katrina and Rita damaged many of the drilling platforms and production facilities in the Gulf of Mexico and adjoining coastal states. The flooding of New Orleans left many buildings uninhabitable, and the cost to rebuild the city will be enormous. However, the opportunity to rebuild could mean solid economic growth in the region for years to come.

The largest sector in the index, financials, performed slightly better (+9%) than the overall index. The mortgage industry felt the effects of the higher interest rates, and the stock of the average company in the industry fell 11%. Insurance companies returned more than 20% as the storms gave credence for firmer pricing power. A stronger IPO market and a greater number of hedge funds looking for new products in which to invest gave a lift to capital markets (+23%).


                                       Sincerely,

                                       /s/Donald L. Ross
                                       Donald L. Ross
                                       President and Chief Investment Officer
                                       Allegiant Asset Management Company


--------------------------------------- 1 --------------------------------------

FUND OVERVIEW
--------------------------------------------------------------------------------
OCTOBER 31, 2005

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE UPDATE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  Average Annual Total Returns
                                                                   --------------------------------------------------------
                                                                      1 Year         3 Year         5 Year         Inception
                                                                      Return         Return         Return         to Date*
---------------------------------------------------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class I                                        8.61%          12.71%         (1.83)%         (0.84)%
---------------------------------------------------------------------------------------------------------------------------

     Comparison of Change in Value of a $10,000 Investment in the UA S&P 500
                    Index Fund, Class I and the S&P 500 Index

[LINE GRAPH]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                  UA S&P 500 Index Fund, Class I     S&P 500 Index
3/01/00           $10,000                            $10,000
10/00              10,455                             10,539
10/01               7,844                              7,915
10/02               6,657                              6,719
10/03               8,023                              8,116
10/04               8,776                              8,881
10/05               9,532                              9,655

* Commenced operations on March 1, 2000.

                                                                                  Average Annual Total Returns
                                                                   --------------------------------------------------------
                                                                      1 Year         3 Year         5 Year         Inception
                                                                      Return         Return         Return         to Date**
---------------------------------------------------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class II                                        8.56%         12.67%         (1.89)%          (2.67)%
---------------------------------------------------------------------------------------------------------------------------


  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                      Fund, Class II and the S&P 500 Index

[LINE GRAPH]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                UA S&P 500 Index Fund, Class II           S&P 500 Index
3/31/00         $10,000                                   $10,000
10/00             9,608                                     9,600
10/01             7,213                                     7,210
10/02             6,108                                     6,120
10/03             7,369                                     7,393
10/04             8,047                                     8,090
10/05             8,736                                     8,795

** Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund's total return would have been lower.

--------------------------------------- 2 --------------------------------------

FUND OVERVIEW
--------------------------------------------------------------------------------



TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

Exxon Mobil                                            3.2%
General Electric                                       3.2%
Citigroup                                              2.1%
Microsoft                                              2.1%
Johnson & Johnson                                      1.7%
Proctor & Gamble                                       1.7%
Bank of America                                        1.6%
American International Group                           1.5%
Altria Group                                           1.4%
Pfizer                                                 1.4%

*Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.


     DEFINITION OF THE INDEX

     THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     "STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



--------------------------------------- 3 --------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
OCTOBER 31, 2005

UNITED ASSOCIATION S&P 500 INDEX FUND

-----------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
FINANCIALS  21.1%
INFORMATION TECHNOLOGY  13.0%
ENERGY  12.7%
HEALTHCARE  12.2%
INDUSTRIALS 11.9%
CONSUMER DISCRETIONARY  11.5%
CONSUMER STAPLES  8.1%
TELECOMMUNICATION SERVICES  4.7%
MATERIALS  2.6%
EXCHANGE TRADED FUND  0.9%
CASH EQUIVALENT  0.8%
UTILITIES  0.5%
+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.
-----------------------------------------------------------

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------

COMMON STOCK (98.2%)

-----------------------------------------------------------
  AEROSPACE & DEFENSE (1.8%)
-----------------------------------------------------------
  Boeing                            37,246     $  2,407,582
  General Dynamics                   9,031        1,050,305
  Goodrich                           5,440          196,221
  Lockheed Martin                   16,611        1,005,962
  Northrop Grumman                  16,146          866,233
  Raytheon                          20,373          752,782
  Rockwell Collins                   8,032          368,026
  United Technologies               46,497        2,384,366
                                               ------------
                                                  9,031,477
                                               ------------

-----------------------------------------------------------
  AIR TRANSPORTATION (0.7%)
-----------------------------------------------------------
  FedEx                             13,636        1,253,558
  Honeywell International           38,477        1,315,913
  Southwest Airlines                31,795          509,038
  Textron                            6,087          438,507
                                               ------------
                                                  3,517,016
                                               ------------

-----------------------------------------------------------
  APPAREL/TEXTILES (0.4%)
-----------------------------------------------------------
  Cintas*                            6,098          247,396
  Coach*                            17,030          548,025
  Jones Apparel Group                5,441          148,430
  Liz Claiborne                      4,894          172,269
  Nike, Cl B                         8,731          733,841
  Reebok International               2,533          144,508
  VF                                 4,061          212,187
                                               ------------
                                                  2,206,656
                                               ------------

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  AUTOMOTIVE (0.6%)
-----------------------------------------------------------
  Cooper Tire & Rubber               3,858     $     52,700
  Dana                               6,838           51,353
  Ford Motor                        83,037          690,868
  General Motors                    25,482          698,207
  Genuine Parts                      7,882          349,724
  Goodyear Tire & Rubber*            7,945          124,260
  ITT Industries                     4,160          422,656
  Navistar International*            2,996           82,450
  Paccar                             7,849          549,587
  Visteon                            5,871           48,906
                                               ------------

                                                  3,070,711
                                               ------------

-----------------------------------------------------------
  BANKS (8.0%)
-----------------------------------------------------------
  AmSouth Bancorp                   15,899          401,132
  Bank of America                  181,847        7,953,988
  Bank of New York                  35,109        1,098,561
  BB&T                              24,604        1,041,733
  Comerica                           7,601          439,186
  Compass Bancshares                 5,578          271,983
  Fifth Third Bancorp               24,834          997,582
  First Horizon National             5,590          216,221
  Golden West Financial             11,721          688,374
  Huntington Bancshares             10,464          243,393
  JPMorgan Chase                   159,239        5,831,332
  Keycorp                           18,350          591,604
  M&T Bank                           3,700          398,046
  Marshall & Ilsley                  9,588          411,900
  Mellon Financial                  19,087          604,867
  National City (D)                 26,033          839,044
  North Fork Bancorporation         21,528          545,519
  Northern Trust                     8,518          456,565
  PNC Financial Services Group      13,346          810,236
  Regions Financial                 20,884          679,774
  Sovereign Bancorp                 16,434          354,481
  State Street                      14,933          824,750
  SunTrust Banks                    16,244        1,177,365
  Synovus Financial                 14,013          384,937
  US Bancorp                        82,944        2,453,484
  Wachovia                          71,484        3,611,372
  Washington Mutual                 45,016        1,782,634
  Wells Fargo                       76,386        4,598,437
  Zions Bancorporation               4,037          296,598
                                               ------------
                                                 40,005,098
                                               ------------



--------------------------------------- 4 --------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  BEAUTY PRODUCTS (2.4%)
-----------------------------------------------------------
  Alberto-Culver                     3,277     $    142,255
  Avon Products                     21,142          570,623
  Colgate-Palmolive                 23,572        1,248,373
  International Flavors
    & Fragrances                     3,282          108,273
  Kimberly-Clark                    21,541        1,224,390
  Procter & Gamble                 155,405        8,701,126
                                               ------------
                                                 11,995,040
                                               ------------

-----------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (2.0%)
-----------------------------------------------------------
  Clear Channel Communications      24,130          734,035
  Comcast, Cl A*                    99,499        2,769,057
  Interpublic Group*                19,085          197,148
  News, Cl A                       110,716        1,577,703
  Omnicom Group                      8,261          685,332
  Time Warner                      212,860        3,795,294
  Univision Communications, Cl A*   10,614          277,450
                                               ------------
                                                 10,036,019
                                               ------------

-----------------------------------------------------------
  BUILDING & CONSTRUCTION (0.6%)
-----------------------------------------------------------
  American Standard                  8,068          306,907
  Centex                             5,762          370,785
  DR Horton                         12,237          375,554
  KB Home                            3,407          222,647
  Lennar, Cl A                       6,053          336,426
  Masco                             19,543          556,975
  Pulte Homes                        9,888          373,667
  Vulcan Materials                   4,602          299,130
                                               ------------
                                                  2,842,091
                                               ------------

-----------------------------------------------------------
  BUSINESS SERVICES (2.3%)
-----------------------------------------------------------
  Automatic Data Processing         26,299        1,227,111
  Cendant                           47,430          826,231
  Convergys*                         6,421          104,341
  eBay*                             50,304        1,992,038
  First Data                        35,038        1,417,287
  Fiserv*                            8,613          376,216
  Fluor                              3,903          248,231
  H&R Block                         14,890          370,165
  Monster Worldwide*                 5,458          179,077
  Paychex                           15,278          592,175



-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
  Robert Half International          7,936     $    292,680
  Sabre Holdings, Cl A               5,917          115,559
  United Parcel Service, Cl B       50,138        3,657,066
                                               ------------
                                                 11,398,177
                                               ------------

-----------------------------------------------------------
  CHEMICALS (1.4%)
-----------------------------------------------------------
  Air Products & Chemicals           9,874          565,188
  Dow Chemical                      43,652        2,001,881
  Eastman Chemical                   3,622          191,097
  Ecolab                             8,371          276,912
  EI Du Pont de Nemours             44,936        1,873,382
  Engelhard                          5,437          147,886
  Hercules*                          5,112           56,948
  Monsanto                          12,072          760,657
  PPG Industries                     7,729          463,508
  Rohm & Haas                        6,617          288,038
  Sigma-Aldrich                      3,099          197,406
                                               ------------
                                                  6,822,903
                                               ------------

-----------------------------------------------------------
  COMPUTERS & SERVICES (5.4%)
-----------------------------------------------------------
  Affiliated Computer Services,
    Cl A*                            5,695          308,156
  Apple Computer*                   37,621        2,166,593
  Autodesk                          10,299          464,794
  Cisco Systems*                   289,449        5,050,885
  Computer Sciences*                 8,293          425,016
  Dell*                            108,603        3,462,264
  Electronic Data Systems           23,389          545,197
  EMC*                             108,625        1,516,405
  Gateway*                          11,509           32,801
  Hewlett-Packard                  129,815        3,640,013
  International Business Machines   72,240        5,915,011
  Lexmark International, Cl A*       5,310          220,471
  NCR*                               8,418          254,392
  Network Appliance*                16,509          451,686
  Sun Microsystems*                153,538          614,152
  Symbol Technologies               12,006           99,650
  Unisys*                           15,324           78,306
  Yahoo!*                           56,774        2,098,935
                                               ------------
                                                 27,344,727
                                               ------------


--------------------------------------- 5 --------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
OCTOBER 31, 2005

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  CONTAINERS & PACKAGING (0.1%)
-----------------------------------------------------------
  Ball                               4,967     $    195,551
  Bemis                              4,827          127,529
  Pactiv*                            6,728          132,542
  Sealed Air*                        3,776          189,970
                                               ------------
                                                    645,592
                                               ------------

-----------------------------------------------------------
  DIVERSIFIED MANUFACTURING (4.1%)
-----------------------------------------------------------
  Cooper Industries Ltd., Cl A       4,178          296,178
  Eaton                              6,794          399,691
  General Electric                 479,721       16,267,339
  Illinois Tool Works                9,554          809,797
  Ingersoll-Rand, Cl A              15,183          573,766
  Tyco International Ltd.           91,802        2,422,655
                                               ------------
                                                 20,769,426
                                               ------------

-----------------------------------------------------------
  EDUCATION (0.1%)
-----------------------------------------------------------
  Apollo Group, Cl A*                6,708          422,738
                                               ------------

-----------------------------------------------------------
  ELECTRICAL SERVICES (3.6%)
-----------------------------------------------------------
  AES*                              29,446          467,897
  Allegheny Energy*                  7,335          207,287
  Ameren                             9,144          480,974
  American Electric Power           17,956          681,610
  American Power Conversion          8,177          174,906
  Calpine*                          24,366           57,991
  Centerpoint Energy                13,123          173,749
  Cinergy                            9,737          388,506
  CMS Energy*                        9,881          147,326
  Consolidated Edison               10,950          498,225
  Constellation Energy Group         8,001          438,455
  Dominion Resources                15,357        1,168,361
  DTE Energy                         7,839          338,645
  Duke Energy                       41,752        1,105,593
  Edison International              14,686          642,659
  Emerson Electric                  18,801        1,307,610
  Entergy                            9,545          675,022
  Exelon                            30,143        1,568,340
  FirstEnergy                       14,860          705,850
  FPL Group                         17,665          760,655
  NiSource                          12,240          289,476
  PG&E                              16,696          607,400
  Pinnacle West Capital              4,429          184,955
  PPL                               17,099          535,883


-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
  Progress Energy                   11,207     $    488,513
  Progress Energy (CVO)* (A)         7,250               --
  Public Service Enterprise Group   11,142          700,720
  Sempra Energy                     11,549          511,621
  Southern                          33,542        1,173,635
  TECO Energy                        9,364          161,997
  TXU                               10,815        1,089,611
  Xcel Energy                       18,134          332,396
                                               ------------
                                                 18,065,868
                                               ------------

-----------------------------------------------------------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
-----------------------------------------------------------
  Jabil Circuit*                     7,463          222,771
  L-3 Communications Holdings        5,348          416,181
  Molex                              6,557          165,958
  Parker Hannifin                    5,414          339,349
  Sanmina-SCI*                      23,743           86,662
  Solectron*                        43,895          154,949
                                               ------------
                                                  1,385,870
                                               ------------

-----------------------------------------------------------
  ENTERTAINMENT (0.9%)
-----------------------------------------------------------
  Brunswick                          4,373          166,742
  Carnival                          19,299          958,581
  Harrah's Entertainment             8,172          494,243
  Hasbro                             7,483          140,980
  International Game Technology     15,502          410,648
  Mattel                            18,555          273,686
  Walt Disney                       90,907        2,215,404
                                               ------------
                                                  4,660,284
                                               ------------

-----------------------------------------------------------
  ENVIRONMENTAL SERVICES (0.2%)
-----------------------------------------------------------
  Allied Waste Industries*           9,136           74,367
  Waste Management                  25,565          754,423
                                               ------------
                                                    828,790
                                               ------------

-----------------------------------------------------------
  FINANCIAL SERVICES (7.1%)
-----------------------------------------------------------
  American Express                  56,214        2,797,771
  Ameriprise Financial*             11,242          418,427
  Bear Stearns                       5,118          541,484
  Capital One Financial             13,017          993,848
  Charles Schwab                    47,715          725,268
  CIT Group                          8,942          408,918
  Citigroup                        233,994       10,712,245
  Countrywide Credit Industry       26,528          842,795



--------------------------------------- 6 --------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  FINANCIAL SERVICES -- CONTINUED
-----------------------------------------------------------
  E*Trade Financial*                16,628     $    308,449
  Equifax                            5,844          201,443
  Fannie Mae                        43,879        2,085,130
  Federated Investors, Cl B          3,537          123,830
  Franklin Resources                 6,814          602,153
  Freddie Mac                       31,213        1,914,917
  Goldman Sachs Group               21,102        2,666,660
  Janus Capital Group               10,246          179,817
  Lehman Brothers Holdings          12,246        1,465,479
  MBNA                              57,125        1,460,686
  Merrill Lynch                     42,042        2,721,799
  Moody's                           11,595          617,550
  Morgan Stanley                    49,253        2,679,856
  SLM                               18,911        1,050,128
  T Rowe Price Group                 5,978          391,679
                                               ------------
                                                 35,910,332
                                               ------------

-----------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (5.3%)
-----------------------------------------------------------
  Altria Group                      93,953        7,051,173
  Anheuser-Busch                    35,051        1,446,204
  Archer-Daniels-Midland            29,853          727,518
  Brown-Forman                       3,637          230,368
  Campbell Soup                      8,486          246,943
  Coca-Cola                         93,914        4,017,641
  Coca-Cola Enterprises             13,790          260,631
  ConAgra Foods                     23,400          544,518
  Constellation Brands, Cl A*        8,819          207,599
  General Mills                     16,653          803,674
  Hershey                            8,411          477,997
  HJ Heinz                          15,064          534,772
  Kellogg                           11,695          516,568
  McCormick                          6,087          184,375
  Molson Coors Brewing, Cl B         2,635          162,579
  Pepsi Bottling Group               6,382          181,440
  PepsiCo                           75,513        4,461,308
  Reynolds American                  3,916          332,860
  Safeway                           20,247          470,945
  Sara Lee                          35,482          633,354
  Starbucks*                        35,132          993,533
  Supervalu                          6,120          192,352
  Sysco                             28,540          910,711
  Tyson Foods, Cl A                 11,305          201,229
  UST                                7,454          308,521
  Wm. Wrigley Jr.                    8,227          571,777
                                               ------------
                                                 26,670,590
                                               ------------

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  GAS / NATURAL GAS (0.5%)
-----------------------------------------------------------
  Dynegy, Cl A*                     15,049     $     66,818
  El Paso                           29,193          346,229
  KeySpan                            8,483          293,257
  Kinder Morgan                      4,326          393,234
  Nicor                              2,002           78,478
  Peoples Energy                     1,719           63,947
  Praxair                           14,574          720,101
  Williams                          25,803          575,407
                                               ------------
                                                  2,537,471
                                               ------------

-----------------------------------------------------------
  HOTELS & LODGING (0.3%)
-----------------------------------------------------------
  Hilton Hotels                     14,845          288,735
  Marriott International, Cl A       7,759          462,592
  Starwood Hotels & Resorts
   Worldwide                         9,737          568,933
                                               ------------
                                                  1,320,260
                                               ------------

-----------------------------------------------------------
  HOUSEHOLD PRODUCTS (0.4%)
-----------------------------------------------------------
  Black & Decker                     3,603          295,914
  Clorox                             6,943          375,755
  Fortune Brands                     6,534          496,388
  Leggett & Platt                    8,546          171,262
  Maytag                             3,621           62,354
  Newell Rubbermaid                 12,417          285,467
  Stanley Works                      3,395          162,722
  Whirlpool                          3,018          236,913
                                               ------------
                                                  2,086,775
                                               ------------

-----------------------------------------------------------
  INSURANCE (5.3%)
-----------------------------------------------------------
  ACE Ltd.                          14,319          746,020
  Aetna                             13,098        1,159,959
  Aflac                             22,627        1,081,118
  Allstate                          29,639        1,564,643
  AMBAC Financial Group              4,881          346,014
  American International Group     117,538        7,616,462
  AON                               14,326          484,935
  Chubb                              8,848          822,599
  Cigna                              5,896          683,170
  Cincinnati Financial               8,107          344,953
  Hartford Financial Services Group 13,448        1,072,478
  Humana*                            7,288          323,514
  Jefferson-Pilot                    6,117          335,701
  Lincoln National                   7,825          396,023
  Loews                              6,203          576,755



--------------------------------------- 7 --------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
OCTOBER 31, 2005

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  INSURANCE -- CONTINUED
-----------------------------------------------------------
  Marsh & McLennan                  24,065     $    701,495
  MBIA                               6,104          355,497
  Metlife*                          34,250        1,692,293
  MGIC Investment                    4,255          252,066
  Principal Financial Group         12,689          629,755
  Progressive                        8,956        1,037,194
  Prudential Financial              23,134        1,683,924
  Safeco                             5,738          319,607
  St. Paul Travelers                30,478        1,372,424
  Torchmark                          4,686          247,561
  UnumProvident                     13,427          272,434
  Xl Capital Ltd., Cl A              6,306          403,962
                                               ------------
                                                 26,522,556
                                               ------------

-----------------------------------------------------------
  LABORATORY EQUIPMENT (0.1%)
-----------------------------------------------------------
  Fisher Scientific International*   5,408          305,552
                                               ------------

-----------------------------------------------------------
  LEASING & RENTING (0.0%)
-----------------------------------------------------------
  Ryder System                       2,898          114,964
                                               ------------

-----------------------------------------------------------
  MACHINERY (0.7%)
-----------------------------------------------------------
  Caterpillar                       30,798        1,619,667
  Cummins                            1,968          168,008
  Deere                             10,699          649,215
  Dover                              9,176          357,681
  Pall                               5,612          146,810
  Rockwell Automation                8,346          443,590
                                               ------------
                                                  3,384,971
                                               ------------

-----------------------------------------------------------
  MEASURING DEVICES (0.7%)
-----------------------------------------------------------
  Agilent Technologies*             22,649          724,995
  Applera - Applied Biosystems Group 8,890          215,760
  Danaher                           10,856          565,598
  Johnson Controls                   8,680          590,674
  Kla-Tencor                         8,849          409,620
  Millipore*                         2,250          137,745
  PerkinElmer                        5,851          129,132
  Snap-On                            2,609           93,976
  Tektronix                          3,997           91,851
  Teradyne*                          8,847          119,788
  Thermo Electron*                   7,259          219,149
  Waters*                            5,292          191,570
                                               ------------
                                                  3,489,858
                                               ------------

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (7.5%)
-----------------------------------------------------------
  Allergan                           5,876     $    524,727
  AmerisourceBergen                  4,749          362,206
  Amgen*                            55,902        4,235,136
  Bausch & Lomb                      2,413          179,020
  Baxter International              27,963        1,069,025
  Becton Dickinson                  11,372          577,129
  Biogen Idec*                      15,532          631,065
  Biomet                            11,349          395,286
  Boston Scientific*                27,112          681,053
  C.R. Bard                          4,732          295,182
  Cardinal Health                   19,305        1,206,756
  Caremark Rx*                      20,439        1,071,004
  Chiron*                            5,035          222,245
  Coventry Health Care*              7,261          392,021
  Express Scripts*                   6,685          504,116
  Gilead Sciences*                  20,432          965,412
  Guidant                           14,787          931,581
  HCA                               20,252          975,944
  Health Management Associates,
   Cl A                             11,103          237,715
  Hospira*                           7,121          283,772
  IMS Health                        10,210          237,178
  Johnson & Johnson                134,588        8,427,901
  Laboratory Corp of America
   Holdings*                         6,060          292,395
  Manor Care                         3,242          120,765
  McKesson                          14,141          642,426
  Medco Health Solutions*           13,574          766,931
  Medtronic                         54,935        3,112,617
  Patterson*                         6,238          258,128
  Quest Diagnostics                  7,685          358,966
  St. Jude Medical*                 16,335          785,223
  Stryker                           13,343          547,997
  Tenet Healthcare*                 21,166          178,218
  UnitedHealth Group                57,398        3,322,770
  WellPoint*                        27,841        2,079,166
  Zimmer Holdings*                  11,119          709,059
                                               ------------
                                                 37,580,135
                                               ------------


-----------------------------------------------------------
  METAL / MINING OTHER (0.7%)
-----------------------------------------------------------
  Alcoa                             39,242          953,188
  Allegheny Technologies             4,054          116,390
  Freeport-McMoRan Copper & Gold     8,101          400,351
  Newmont Mining                    20,096          856,090
  Nucor                              7,219          432,057
  Phelps Dodge                       4,365          525,852
  United States Steel                5,147          188,020
                                               ------------
                                                  3,471,948
                                               ------------


--------------------------------------- 8 --------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  MOTORCYCLES, BICYCLES & PARTS (0.1%)
-----------------------------------------------------------
  Harley-Davidson                   12,313     $    609,863
                                               ------------

-----------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (0.8%)
-----------------------------------------------------------
  3M                                34,737        2,639,317
  Avery Dennison                     5,054          286,309
  Pitney Bowes                      10,364          436,117
  Xerox*                            43,164          585,736
                                               ------------
                                                  3,947,479
                                               ------------

-----------------------------------------------------------
  PAPER & PAPER PRODUCTS (0.4%)
-----------------------------------------------------------
  Georgia-Pacific                   11,717          381,154
  International Paper               22,091          644,615
  Louisiana-Pacific                  4,994          124,501
  MeadWestvaco                       8,409          220,484
  Temple-Inland                      5,582          205,585
  Weyerhaeuser                      11,033          698,830
                                               ------------
                                                  2,275,169
                                               ------------

-----------------------------------------------------------
  PETROLEUM & FUEL PRODUCTS (9.0%)
-----------------------------------------------------------
  Amerada Hess                       3,651          456,740
  Anadarko Petroleum                10,628          964,066
  Apache                            14,802          944,812
  Ashland                            3,450          184,609
  Baker Hughes                      15,280          839,789
  BJ Services                       14,590          507,003
  Burlington Resources              17,363        1,253,956
  Chevron                          102,099        5,826,790
  ConocoPhillips                    63,295        4,138,227
  Devon Energy                      20,314        1,226,559
  EOG Resources                     10,812          732,837
  Exxon Mobil                      285,464       16,025,949
  Halliburton                       23,300        1,377,030
  Kerr-McGee                         5,246          446,120
  Marathon Oil                      16,482          991,557
  Murphy Oil                         7,375          345,519
  Nabors Industries Ltd.*            7,183          492,969
  National Oilwell Varco*            8,154          509,380
  Noble*                             6,119          393,941
  Occidental Petroleum              17,979        1,418,184
  Rowan*                             4,888          161,255
  Schlumberger                      26,581        2,412,757
  Sunoco                             6,204          462,198
  Transocean*                       14,716          846,023


-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
  Valero Energy                     13,807     $  1,453,049
  Weatherford International*         6,276          392,878
  XTO Energy                        16,335          709,919
                                               ------------
                                                 45,514,116
                                               ------------

-----------------------------------------------------------
  PHARMACEUTICALS (4.8%)
-----------------------------------------------------------
  Abbott Laboratories               70,419        3,031,538
  Bristol-Myers Squibb              88,633        1,876,361
  Eli Lilly                         51,355        2,556,965
  Forest Laboratories*              15,322          580,857
  Genzyme*                          11,435          826,750
  King Pharmaceuticals*             10,914          168,403
  Medimmune*                        11,166          390,587
  Merck                             99,516        2,808,342
  Mylan Laboratories                 9,818          188,604
  Pfizer                           333,680        7,254,203
  Schering-Plough                   66,506        1,352,732
  Watson Pharmaceuticals*            4,969          171,729
  Wyeth                             60,779        2,708,312
                                               ------------
                                                 23,915,383
                                               ------------

-----------------------------------------------------------
  PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
-----------------------------------------------------------
  Eastman Kodak                     12,942          283,430
                                               ------------

-----------------------------------------------------------
  PRINTING & PUBLISHING (1.0%)
-----------------------------------------------------------
  Dow Jones                          2,589           87,793
  Gannett                           11,180          700,539
  Knight Ridder                      2,921          155,923
  McGraw-Hill                       16,883          826,254
  Meredith                           2,025          101,047
  New York Times, Cl A               6,570          178,967
  RR Donnelley & Sons                9,599          336,157
  Tribune                           12,156          383,035
  Viacom, Cl B                      71,909        2,227,022
                                               ------------
                                                  4,996,737
                                               ------------

-----------------------------------------------------------
  RAILROADS (0.6%)
-----------------------------------------------------------
  Burlington Northern Santa Fe      16,965        1,052,848
  CSX                                9,757          446,968
  Norfolk Southern                  18,271          734,494
  Union Pacific                     11,866          820,890
                                               ------------
                                                  3,055,200
                                               ------------



--------------------------------------- 9 --------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
OCTOBER 31, 2005

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS (0.7%)
-----------------------------------------------------------
  Apartment Investment &
   Management, Cl A                  4,322     $    165,965
  Archstone-Smith Trust              9,674          392,474
  Equity Office Properties Trust    18,363          565,581
  Equity Residential                12,920          507,110
  Plum Creek Timber                  8,288          322,403
  Prologis                          11,115          477,945
  Public Storage                     3,801          251,626
  Simon Property Group               8,350          598,027
  Vornado Realty Trust               5,249          425,169
                                               ------------
                                                  3,706,300
                                               ------------

-----------------------------------------------------------
  RETAIL (6.0%)
-----------------------------------------------------------
  Albertson's                       16,600          416,826
  Autonation*                        8,361          166,217
  Autozone*                          2,577          208,479
  Bed Bath & Beyond*                13,314          539,483
  Best Buy                          18,037          798,318
  Big Lots*                          5,152           59,609
  Circuit City Stores                7,070          125,775
  Costco Wholesale                  21,533        1,041,336
  CVS                               36,515          891,331
  Darden Restaurants                 5,741          186,123
  Dillard's, Cl A                    3,230           66,893
  Dollar General                    14,948          290,589
  Family Dollar Stores               7,517          166,426
  Federated Department Stores       11,896          730,057
  Gap                               26,609          459,804
  Home Depot                        96,955        3,979,033
  JC Penney                         11,344          580,813
  Kohl's*                           15,342          738,410
  Kroger*                           32,844          653,596
  Limited Brands                    15,889          317,939
  Lowe's                            35,349        2,148,159
  McDonald's                        56,351        1,780,692
  Nordstrom                         10,182          352,806
  Office Depot*                     14,234          391,862
  OfficeMax                          3,193           89,468
  RadioShack*                        6,060          133,926
  Sears Holdings*                    4,605          553,751
  Sherwin-Williams                   5,081          216,197
  Staples                           33,205          754,750
  Target                            40,156        2,236,288
  Tiffany                            6,481          255,351
  TJX                               21,199          456,414


-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
  Wal-Mart Stores                  113,168     $  5,353,978
  Walgreen                          46,360        2,106,135
  Wendy's International              5,182          242,103
  Yum! Brands                       13,046          663,650
                                               ------------
                                                 30,152,587
                                               ------------

-----------------------------------------------------------
  SEMI-CONDUCTORS / INSTRUMENTS (3.0%)
-----------------------------------------------------------
  Advanced Micro Devices*           17,834          414,105
  Altera*                           16,743          278,771
  Analog Devices                    16,639          578,704
  Applied Materials                 74,059        1,213,086
  Applied Micro Circuits*           13,929           33,987
  Broadcom, Cl A*                   12,641          536,737
  Freescale Semiconductor, Cl B*    18,098          432,180
  Intel                            276,200        6,490,700
  JDS Uniphase*                     68,959          144,814
  Linear Technology                 13,776          457,501
  LSI Logic*                        17,495          141,884
  Maxim Integrated Products         14,775          512,397
  Micron Technology*                27,716          360,031
  National Semiconductor            15,730          355,970
  Novellus Systems*                  6,225          136,079
  Nvidia*                            7,615          255,483
  PMC - Sierra*                      8,158           57,922
  QLogic*                            4,104          123,777
  Texas Instruments                 73,829        2,107,818
  Xilinx                            15,809          378,626
                                               ------------
                                                 15,010,572
                                               ------------

-----------------------------------------------------------
  SOFTWARE (3.5%)
-----------------------------------------------------------
  Adobe Systems                     22,104          712,854
  BMC Software*                      9,988          195,665
  Citrix Systems*                    7,632          210,414
  Computer Associates International 21,327          596,516
  Compuware*                        17,519          141,729
  Electronic Arts*                  13,810          785,513
  Intuit*                            8,349          383,470
  Mercury Interactive*               3,908          135,959
  Microsoft                        416,854       10,713,148
  Novell*                           17,191          130,995
  Oracle*                          170,858        2,166,480
  Parametric Technology*            12,265           79,845
  Siebel Systems                    23,315          241,310
  Symantec*                         53,888        1,285,229
                                               ------------
                                                 17,779,127
                                               ------------



--------------------------------------- 10 -------------------------------------

--------------------------------------------------------------------------------


UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED
-----------------------------------------------------------

Description                          Shares       Value
-----------------------------------------------------------
-----------------------------------------------------------
  TELEPHONES & TELECOMMUNICATIONS (4.7%)
-----------------------------------------------------------
  ADC Telecommunications*            5,237     $     91,386
  Alltel                            17,163        1,061,703
  Andrew*                            7,338           77,930
  AT&T                              36,148          715,007
  Avaya*                            18,996          218,834
  BellSouth                         83,029        2,160,415
  CenturyTel                         5,913          193,532
  Ciena*                            26,129           61,926
  Citizens Communications           15,393          188,410
  Comverse Technology*               9,031          226,678
  Corning*                          66,169        1,329,335
  Lucent Technologies*             199,900          569,715
  Motorola                         112,011        2,482,164
  Qualcomm                          73,951        2,940,292
  Qwest Communications
   International*                   68,704          299,549
  SBC Communications               149,617        3,568,365
  Scientific-Atlanta                 6,869          243,437
  Sprint Nextel                    132,964        3,099,391
  Tellabs*                          20,219          193,294
  Verizon Communications           125,229        3,945,966
                                               ------------
                                                 23,667,329
                                               ------------

--------------------------------------------------------------------------------
  WHOLESALE (0.0%)
--------------------------------------------------------------------------------
  W.W. Grainger                      3,361          225,120
                                               ------------
TOTAL COMMON STOCK
   (Cost $478,447,181)                          493,582,307
                                               ------------

EXCHANGE TRADED FUND (0.9%)
  SPDR Trust Ser 1
   (Cost $4,726,900)                38,800        4,661,044
                                               ------------

RIGHTS (0.0%)
  Seagate* (A)(B)
   (Cost $0)                        15,971               --
                                               ------------

CASH EQUIVALENT (0.8%)
  Goldman Financial Prime Obligation
   Money Market Fund, 3.70% (C)
   (Cost $4,003,440)             4,003,440        4,003,440
                                               ------------
TOTAL INVESTMENTS (99.9%)
   (Cost $487,177,521)                          502,246,791
                                               ------------


-----------------------------------------------------------

Description                                       Value
-----------------------------------------------------------
-----------------------------------------------------------
  OTHER ASSETS AND LIABILITIES (0.1%)
-----------------------------------------------------------
  Cash Held as Collateral on Open Futures      $    236,250
  Payable for Fund Shares Redeemed                  (56,137)
  Administration Fees Payable                        (8,465)
  Investment Advisory Fees Payable                   (3,175)
  Trustees' Fees Payable                             (2,157)
  Custodian Fees Payable                             (1,058)
  Other Assets and Liabilities, Net                 478,143
                                               ------------

  TOTAL OTHER ASSETS & LIABILITIES                  643,401
                                               ------------

-----------------------------------------------------------
  NET ASSETS (100.0%)                          $502,890,192
-----------------------------------------------------------
                                               ============

NET ASSETS:
  Paid-in-Capital (unlimited authorization --
   no par value)                               $676,525,797
  Undistributed net investment income               479,185
  Accumulated net realized loss on investments (189,092,493)
  Net unrealized appreciation on investments     15,069,270
  Net unrealized depreciation on futures
   contracts                                        (91,567)
                                               ------------
-----------------------------------------------------------
  NET ASSETS                                   $502,890,192
-----------------------------------------------------------
                                               ============

  Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($494,040,277 / 56,570,172)                        $8.73
                                                      =====

  Net Asset Value, Offering and Redemption
   Price Per Share -- Class II
   ($8,849,915 / 1,014,654)                           $8.72
                                                      =====


*   NON-INCOME PRODUCING SECURITY
(A) SECURITY CONSIDERED ILLIQUID.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2005.
(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.
CL -- CLASS
CVO --CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the open long S&P 500 Index futures contracts held by the Fund at October 31, 2005, is as follows:

       NUMBER OF     CONTRACT                    UNREALIZED
       CONTRACTS       VALUE      EXPIRATION    DEPRECIATION
       ---------    ----------   -------------  ------------
          15        $4,536,750   December 2005    $(91,567)




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------- 11 -------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2005

                                                                                                       UNITED
                                                                                                     ASSOCIATION
                                                                                                    S&P 500 INDEX
                                                                                                        FUND
-----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends...............................................................................          $16,120,213
   Dividends from affiliated company.......................................................               58,756
   Interest................................................................................                  478
   Interest on cash held at broker for futures collateral..................................                1,107
-----------------------------------------------------------------------------------------------------------------
   Total Investment Income.................................................................           16,180,554
-----------------------------------------------------------------------------------------------------------------
Expenses
   Administration Fees.....................................................................              150,609
   Investment Advisory Fees................................................................               75,296
   Custodian Fees..........................................................................               37,648
   Trustees' Fees..........................................................................                8,486
   Distribution Fees-- Class II............................................................                4,476
   Transfer Agent Fees.....................................................................               85,035
   Professional Fees.......................................................................               64,964
   Printing Fees...........................................................................               35,243
   Registration Fees.......................................................................               25,428
   Chief Compliance Officer Fees...........................................................               14,716
   Insurance Expense.......................................................................               13,128
   Pricing Fees............................................................................                3,507
   Other Expenses..........................................................................               19,972
-----------------------------------------------------------------------------------------------------------------
   Total Expenses..........................................................................              538,508
   Less: Investment Advisory Fees Waived...................................................              (19,824)
     Fees Paid Indirectly (Note 4).........................................................              (18,824)
-----------------------------------------------------------------------------------------------------------------
   Net Expenses............................................................................              499,860
-----------------------------------------------------------------------------------------------------------------
   Net Investment Income...................................................................           15,680,694
-----------------------------------------------------------------------------------------------------------------
   Realized and Unrealized Gain:
   Net Realized Gain on Investments........................................................           66,449,575
   Net Realized Gain on Futures Contracts..................................................            3,454,708
   Net Change in Unrealized Depreciation on Investments ...................................          (10,330,018)
   Net Change in Unrealized Depreciation on Futures Contracts..............................             (341,459)
-----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain........................................................           59,232,806
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations....................................          $74,913,500
=================================================================================================================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------- 12 -------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        UNITED ASSOCIATION
                                                                                                           S&P 500 INDEX
                                                                                                               FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     11/1/04-         11/1/03-
                                                                                                     10/31/05         10/31/04
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income.......................................................................     $ 15,680,694   $  13,113,368
   Net Realized Gain (Loss) on Investments.....................................................       66,449,575     (22,343,773)
   Net Realized Gain on Futures Contracts......................................................        3,454,708       1,096,816
   Net Change in Unrealized Appreciation (Depreciation) on Investments.........................      (10,330,018)     65,911,247
   Net Change in Unrealized Depreciation on Futures Contracts..................................         (341,459)       (132,886)
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS FROM OPERATIONS..................................................       74,913,500      57,644,772
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
     Class I...................................................................................      (15,998,687)    (12,805,319)
     Class II..................................................................................         (185,819)       (200,500)
----------------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS...................................................      (16,184,506)    (13,005,819)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Class I
        Issued.................................................................................       45,003,222     318,835,175
        In Lieu of Cash Distributions..........................................................       15,982,940      12,790,609
        Redeemed...............................................................................     (452,279,953)   (150,459,481)
                                                                                                    ------------   -------------
        Net Class I Capital Share Transactions.................................................     (391,293,791)    181,166,303
----------------------------------------------------------------------------------------------------------------------------------
     Class II
        Issued.................................................................................        2,777,181       2,821,853
        In Lieu of Cash Distributions..........................................................          184,275         199,160
        Redeemed...............................................................................       (3,051,320)    (11,183,916)
                                                                                                    ------------   -------------
        Net Class II Capital Share Transactions................................................          (89,864)     (8,162,903)
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.......................     (391,383,655)    173,003,400
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................................     (332,654,661)    217,642,353
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year ..........................................................................      835,544,853     617,902,500
   End of Year (including undistributed net investment income of
     $479,185, and $982,997, respectively).....................................................     $502,890,192   $ 835,544,853
==================================================================================================================================
SHARE TRANSACTIONS:
     Class I
        Issued.................................................................................        5,216,535      38,851,587
        In Lieu of Cash Distributions..........................................................        1,840,056       1,580,593
        Redeemed...............................................................................      (51,231,659)    (18,574,048)
                                                                                                    ------------   -------------
        Net Increase (Decrease) in Shares Outstanding from Class I Share Transactions..........      (44,175,068)     21,858,132
----------------------------------------------------------------------------------------------------------------------------------
     Class II
        Issued.................................................................................          320,125         351,829
        In Lieu of Cash Distributions..........................................................           21,168          24,798
        Redeemed...............................................................................         (349,240)     (1,400,300)
                                                                                                    ------------   -------------
        Net Decrease in Shares Outstanding from Class II Share Transactions....................           (7,947)     (1,023,673)
----------------------------------------------------------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------- 13 -------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD FOR THE YEARS ENDED OCTOBER 31, (UNLESS OTHERWISE NOTED)


--------------------------------------------------------------------------------------------------------------------------------
                                Net Realized
                                     and
            Net Asset            Unrealized              Dividends  Distributions
             Value,      Net        Gains        Total    from Net   from Net         Total      Net Asset           Net Assets
           Beginning Investment (Losses) on      from    Investment  Realized    Dividends and  Value, End  Total  End of Period
            of Period  Income   Investments   Operations   Income      Gain      Distributions   of Period Return+     (000)
--------------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I
  2005      $ 8.21     $0.18(5)(7) $ 0.53(5)    $ 0.71    $(0.19)    $  --          $(0.19)         $8.73     8.61%  $494,040
--------------------------------------------------------------------------------------------------------------------------------
  2004        7.63      0.13(5)      0.58(5)      0.71     (0.13)       --           (0.13)          8.21     9.39    827,157
--------------------------------------------------------------------------------------------------------------------------------
  2003(4)     6.66      0.06         0.97         1.03     (0.06)       --           (0.06)          7.63    15.54    602,289
--------------------------------------------------------------------------------------------------------------------------------
  2003(3)     7.83      0.11        (1.17)       (1.06)    (0.11)       --           (0.11)          6.66   (13.50)   588,058
--------------------------------------------------------------------------------------------------------------------------------
  2002        9.09      0.11        (1.26)       (1.15)    (0.11)    (0.00)(2)       (0.11)          7.83   (12.71)   687,601
--------------------------------------------------------------------------------------------------------------------------------
  2001       10.54      0.11        (1.45)       (1.34)    (0.11)    (0.00)(2)       (0.11)          9.09   (12.74)   838,417

CLASS II

  2005      $ 8.20     $0.17(5)(7) $ 0.53(5)    $ 0.70    $(0.18)    $  --          $(0.18)         $8.72     8.56%  $  8,850
--------------------------------------------------------------------------------------------------------------------------------
  2004        7.63      0.13(5)      0.57(5)      0.70     (0.13)       --           (0.13)          8.20     9.20      8,388
--------------------------------------------------------------------------------------------------------------------------------
  2003(4)     6.66      0.06         0.97         1.03     (0.06)       --           (0.06)          7.63    15.51     15,614
--------------------------------------------------------------------------------------------------------------------------------
  2003(3)     7.82      0.11        (1.17)       (1.06)    (0.10)       --           (0.10)          6.66   (13.45)    12,825
--------------------------------------------------------------------------------------------------------------------------------
  2002        9.09      0.10        (1.26)       (1.16)    (0.11)    (0.00)(2)       (0.11)          7.82   (12.86)     6,220
--------------------------------------------------------------------------------------------------------------------------------
  2001       10.53      0.11        (1.44)       (1.33)    (0.11)    (0.00)(2)       (0.11)          9.09   (12.69)     4,759



--------------------------------------------------------------
                          Ratio of
                          Expenses
                         to Average
                         Net Assets    Ratio of Net
          Ratio of Net  (Excluding     Investment
            Expenses    Waivers and      Income     Portfolio
           to Average    Fees Paid     to Average    Turnover
           Net Assets   Indirectly)    Net Assets      Rate
--------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

  2005        0.07%(6)     0.07%(8)      2.08%(7)      10%
-------------------------------------------------------------
  2004        0.06         0.07          1.62           8
-------------------------------------------------------------
  2003(4)     0.05(1)      0.06(1)       1.71(1)        3
-------------------------------------------------------------
  2003(3)     0.10         0.12          1.68          32
-------------------------------------------------------------
  2002        0.10         0.12          1.28          15
-------------------------------------------------------------
  2001        0.12         N/A           1.17           9

CLASS II

  2005        0.12%(6)     0.12%(8)      1.98%(7)      10%
-------------------------------------------------------------
  2004        0.11         0.11          1.58           8
-------------------------------------------------------------
  2003(4)     0.10(1)      0.11(1)       1.66(1)        3
-------------------------------------------------------------
  2003(3)     0.19         0.21          1.61          32
-------------------------------------------------------------
  2002        0.15         0.22          1.24          15
-------------------------------------------------------------
  2001        0.15         0.22          1.14           9

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Annualized.
(2) The amount represents less than $0.01 per share.
(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.
(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31.
(5) Per share data calculated using the average shares method.
(6) The Ratio of Expenses to Average Net Assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be 0.07% and 0.12%, respectively.
(7) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.
(8) For the year ended October 31, 2005, The ratio of expense excludes waivers and fees paid indirectly. If the fees paid indirectly were included the ratio would be 0.07% and 0.12%, respectively.

Amounts designated as "--" are $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------- 14 -------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2005


1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.


--------------------------------------- 15 -------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2005

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

CLASSES: Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian has voluntarily agreed to waive a portion of custodian fees equal to 0.0025% of the Fund's average daily net assets.


4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

The Fund earned cash management credits which are used to offset Custodian Expenses. During the period, the Fund earned credits of $18,824, which were used to offset Custodian Expenses.





--------------------------------------- 16 -------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2005


5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Allegiant Asset Management Company (formerly National City Investment Management Company) ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of the Fund's average daily net assets up to $2.5 billion, and 0.005% of the Fund's average daily net assets in excess of $2.5 billion. The Adviser has voluntarily agreed to waive the portion of the management fee equal to 0.0025% of the Fund's average daily net assets.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2005, were as follows:

Purchases         $ 71,558,779

Sales              451,497,685

There were no U.S. Government Securities purchased or sold for the year ended October 31, 2005.


7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2005 financial statements, with respect to Federal income tax disclosure, are based on the facts as of this date and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences, of which there were none at October 31, 2005, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain
(loss) and paid-in-capital.

The tax character of dividends and distributions paid during the years noted below were as follows:

                    ORDINARY
                     INCOME          TOTAL
                  -----------     -----------
         2005     $16,184,506     $16,184,506
         2004      13,005,819      13,005,819

As of October 31, 2005, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income              $     422,500
Capital Loss Carryforwards                  (180,713,187)
Unrealized Appreciation                        6,529,418
Other Temporary Differences                      125,664
                                           --------------
Total Accumulated Losses                   $(173,635,605)
                                           ==============

Post-October losses represent losses realized on investment transactions from November 1, 2004 through October 31, 2005, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, the Fund had the following capital loss carryforwards:


                                                  TOTAL CAPITAL
  EXPIRES     EXPIRES      EXPIRES      EXPIRES       LOSS
   2011        2012         2013         2014     CARRYFORWARD
 ---------- -----------  -----------   --------   ------------
$97,932,459 $61,052,598  $21,057,591   $670,539   $180,713,187


During the year ended October 31, 2005, the Fund utilized $55,067,789 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income




--------------------------------------- 17 -------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2005


tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2005, were as follows:

        FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
       TAX COST     SECURITIES    SECURITIES     APPRECIATION
     ------------  ------------  -------------  --------------
     $495,625,806  $105,117,844  $(98,496,859)    $6,620,985


8. OTHER:

At October 31, 2005, 73% of total shares outstanding were held by five record shareholders. These shareholders were comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




--------------------------------------- 18 -------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------




To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
United Association S&P 500 Index Fund:


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended prior to and including October 31, 2003 were audited by other independent accountants whose reported dated December 23, 2003, expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP



Philadelphia, Pennsylvania
December 21, 2005





--------------------------------------- 19 -------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------- 20 -------------------------------------

--------------------------------------------------------------------------------


defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

--------------------------------------- 21 -------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER       MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

--------------------------------------- 22 -------------------------------------

--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS              BOARD MEMBER         HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
                      and Assistant                Secretary of SEI Investments Global
37 yrs. old             Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




--------------------------------------- 23 -------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
OCTOBER 31, 2005




All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

   You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.


NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

---------------------------------------------------------------------------------------------------------------------------
                                                      BEGINNING           ENDING                               EXPENSES
                                                       ACCOUNT           ACCOUNT           ANNUALIZED            PAID
                                                        VALUE             VALUE              EXPENSE            DURING
                                                       05/01/05          10/31/05            RATIOS             PERIOD*
---------------------------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class I
---------------------------------------------------------------------------------------------------------------------------
  Actual Fund Return                                  $1,000.00             $1,051.50             0.07%             $0.36
  Hypothetical 5% Return                               1,000.00              1,024.85             0.07               0.36

---------------------------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class II
---------------------------------------------------------------------------------------------------------------------------
  Actual Fund Return                                  $1,000.00             $1,051.30             0.12%             $0.62
  Hypothetical 5% Return                               1,000.00              1,024.60             0.12               0.61

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by
   184/365 (to reflect the one-half year period).



--------------------------------------- 24 -------------------------------------

SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
OCTOBER 31, 2005

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                                     NUMBER OF                  % OF SHARES           % OF SHARES
                                                       SHARES                   OUTSTANDING             PRESENT
                                                  -----------------             ------------          -----------
           ROBERT A. NESHER
           Affirmative...................         1,968,778,879.060                  83.336%               99.953%
           Withheld .....................               928,748.332                   0.039%                0.047%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           WILLIAM M. DORAN
           Affirmative...................         1,968,769,215.571                  83.335%               99.952%
           Withheld .....................               938,411.821                   0.040%                0.048%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           JOHN T. COONEY
           Affirmative...................         1,968,445,827.062                  83.322%               99.936%
           Withheld .....................             1,261,800.330                   0.053%                0.064%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           ROBERT A. PATTERSON
           Affirmative...................         1,968,404,985.954                  83.320%               99.934%
           Withheld .....................             1,302,641.438                   0.055%                0.066%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           EUGENE B. PETERS
           Affirmative...................         1,968,506,856.025                  83.324%               99.939%
           Withheld .....................             1,200,771.367                   0.051%                0.061%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           JAMES M. STOREY
           Affirmative...................         1,968,556,832.006                  83.326%               99.942%
           Withheld.....................              1,150,795.386                   0.049%                0.058%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           GEORGE J. SULLIVAN
           Affirmative...................         1,968,795,230.525                  83.337%               99.954%
           Withheld .....................               912,396.867                   0.038%                0.046%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           BETTY L. KRIKORIAN
           Affirmative...................         1,968,754,119.096                  83.335%               99.952%
           Withheld .....................               953,508.296                   0.040%                0.048%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           CHARLES E. CARLBOM
           Affirmative...................         1,968,689,813.190                  83.332%               99.948%
           Withheld .....................             1,017,814.202                   0.043%                0.052%
           Total.........................         1,969,707,627.392                  83.375%                  100%

           MITCHELL A. JOHNSON
           Affirmative...................         1,968,801,283.525                  83.337%               99.954%
           Withheld......................               906,343.867                   0.038%                0.046%
           Total.........................         1,969,707,627.392                  83.375%                  100%


--------------------------------------- 25 -------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




INVESTMENT ADVISER:
Allegiant Asset
Management Company
1900 East Ninth Street
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:
National City Bank
629 Euclid Avenue
Cleveland, OH 44144





UAF-AR-003-0300





--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.